INCOME TAX (Schedule of Income Before Income Taxes) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
INCOME TAX [Abstract]
The Company and its Israeli subsidiaries	$ 26,021	$ 17,296	$ 20,060
Non-Israeli subsidiaries	21,553	20,706	17,629
Income before income tax	$ 47,574	$ 38,002	$ 37,689